Vessels (Tables)	6 Months Ended
Jun. 30, 2019
Property, plant and equipment [abstract]
Operating vessels rollforward
The following is a rollforward of the activity within Vessels and drydock from January 1, 2019 through June 30, 2019. Amounts capitalized as part of the Vessel are depreciated over the remaining useful life of the vessel. Amounts capitalized as part of Drydock are depreciated until each vessel's next scheduled drydock.

In thousands of U.S. dollars	Vessels	Drydock	Total
Cost
As of January 1, 2019	4,469,102	86,352	4,555,454
Additions (1)	35,279	10,561	45,840
As of June 30, 2019	4,504,381	96,913	4,601,294

Accumulated depreciation
As of January 1, 2019	(506,443)	(51,222)	(557,665)
Charge for the period	(79,226)	(8,957)	(88,183)
As of June 30, 2019	(585,669)	(60,179)	(645,848)
Net book value
As of June 30, 2019	$3,918,712	$36,734	$3,955,446

Net book value
As of December 31, 2018	$3,962,659	$35,130	$3,997,789

(1)	Additions during the six months ended June 30, 2019 primarily relates to the various costs relating to BWTS, scrubber and drydock installations.

Summary of cost capitalized [Table Text Block]
The following is a summary of the cost types that were capitalized during the six months ended June 30, 2019:

In thousands of U.S. dollars	Drydock	Notional component of scrubber	Total drydock additions	Scrubber	BWTS	Other equipment	Capitalized interest	Total vessel additions
Handymax	$2,746	$—	$2,746	$—	$4,091	$584	$136	$4,811
MR	5,901	450	6,351	10,604	2,975	1,495	485	15,559
LR1	—	—	—	319	—	296	67	682
LR2	864	600	1,464	12,052	261	1,350	564	14,227
	$9,511	$1,050	$10,561	$22,975	$7,327	$3,725	$1,252	$35,279

Schedule of future expected payments for purchase commitments
The following table is a timeline of future expected payments and dates for our commitments to purchase scrubbers and BWTS as of June 30, 2019 (1):

As of June 30,
In thousands of U.S. dollars	2019
Less than 1 month	$24,059
1-3 months	29,146
3 months to 1 year	55,838
1-5 years	12,644
5+ years	—
Total	$121,687

(1)	These amounts are subject to change as installation times are finalized. The amounts presented exclude installation costs.